UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2013
Date of reporting period: February 28, 2013

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks – 97.4%	Number of Shares	Market Value	Percentage of Assets
Communications
Local Media
Pearson ADS	300,000	$5,277,000	0.4%

Telecom Carriers
Chunghwa Telecom ADS	555,154	17,220,877	1.3%
Telstra ADR	150,000	3,508,500	0.2%
Telus	84,000	5,764,920	0.4%
Vodafone Group ADS	250,000	6,285,000	0.5%
		32,779,297	2.4%
		38,056,297	2.8%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Nike	620,000	33,765,200	2.5%

Auto Parts
Johnson Controls	600,000	18,882,000	1.4%

Automotive Wholesale
Genuine Parts	400,000	28,412,000	2.1%

Home Improvement
Stanley Black & Decker	100,000	7,870,000	0.6%
		88,929,200	6.6%

Consumer Staples
Beverages
PepsiCo	400,000	30,308,000	2.2%

Food Manufacturing
General Mills	600,000	27,750,000	2.1%
JM Smucker	250,000	23,825,000	1.8%
Kellogg	465,000	28,132,500	2.1%
McCormick & Co	300,000	20,181,000	1.5%
		99,888,500	7.5%

Household Products Manufacturing
Colgate – Palmolive	300,000	34,329,000	2.5%
Kimberly – Clark	300,000	28,284,000	2.1%
Procter & Gamble	400,000	30,472,000	2.3%
Unilever ADS	325,000	12,951,250	1.0%
		106,036,250	7.9%
		236,232,750	17.6%

Energy
Exploration & Production
EnCana	500,000	8,990,000	0.7%

Integrated Oils
Cenovus	400,000	12,924,000	1.0%
ConocoPhillips	330,000	19,123,500	1.4%
Exxon Mobil	350,000	31,342,500	2.3%
Total ADS	375,000	18,757,500	1.4%
		82,147,500	6.1%

Refining & Marketing
Phillips 66	165,000	10,388,400	0.8%
		101,525,900	7.6%

Health Care
Health Care Supplies
Becton, Dickinson & Co.	210,000	18,492,600	1.4%

Large Pharmaceuticals
Abbott Laboratories	350,000	11,826,500	0.9%
AbbVie	350,000	12,922,000	1.0%
AstraZeneca ADS	320,000	14,540,800	1.1%
Bristol – Myers Squibb	800,000	29,576,000	2.2%
Eli Lilly	700,000	38,262,000	2.8%
GlaxoSmithKline ADS	600,000	26,418,000	2.0%
Johnson & Johnson	220,000	16,744,200	1.2%
Novartis ADS	450,000	30,510,000	2.3%
Pfizer	1,200,000	32,844,000	2.4%
		213,643,500	15.9%
		232,136,100	17.3%

Industrials
Aerospace & Defense Parts
United Technologies	250,000	22,637,500	1.7%

Flow Control Equipment
Parker Hannifin	275,000	25,982,000	1.9%

Industrial Automation Controls
Emerson Electric	450,000	25,515,000	1.9%
Honeywell International	450,000	31,545,000	2.4%
		57,060,000	4.3%

Industrial Machinery Manufacturing
Regal – Beloit	100,000	7,728,000	0.6%

Industrial Supply Distribution
W.W. Grainger	150,000	33,969,000	2.5%

Measurement Instruments
Rockwell Automation	325,000	29,360,500	2.2%

Post & Courier Services
United Parcel Service	300,000	24,795,000	1.8%

Rail Freight Transportation
Canadian National Railway	350,000	35,490,000	2.7%

Rubber & Plastic Manufacturing
Carlisle	490,000	33,256,300	2.5%
		270,278,300	20.2%

Materials
Base Metals
Freeport – McMoRan Copper & Gold	440,000	14,044,800	1.1%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	21,585,000	1.6%
Methanex	300,000	10,974,000	0.8%
PPG Industries	200,000	26,932,000	2.0%
Praxair	220,000	24,871,000	1.9%
		84,362,000	6.3%

Containers & Packaging Manufacturing
3M	260,000	27,040,000	2.0%
Illinois Tool Works	500,000	30,750,000	2.3%
		57,790,000	4.3%

Specialty Chemicals
BASF ADR	140,000	13,189,400	1.0%
E.I. du Pont de Nemours	400,000	19,160,000	1.4%
RPM International	180,000	5,473,800	0.4%
		37,823,200	2.8%

Steel Producers
Nucor	200,000	9,010,000	0.7%
Tenaris ADS	110,000	4,536,400	0.3%
United States Steel	130,000	2,709,200	0.2%
		16,255,600	1.2%
		210,275,600	15.7%

Technology
Information Services
Dun & Bradstreet	150,000	12,090,000	0.9%

Infrastructure Software
Microsoft	1,000,000	27,800,000	2.1%

Semiconductor Devices
Intel	1,200,000	25,056,000	1.9%
Microchip Technology	600,000	21,882,000	1.6%
		46,938,000	3.5%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	1,500,000	27,375,000	2.0%
		114,203,000	8.5%

Utilities
Electric & Gas Marketing & Trading
E.ON ADR	100,000	1,674,000	0.1%

Utility Networks
Enersis ADS	175,000	3,253,250	0.3%
National Fuel Gas	170,000	9,892,300	0.7%
		13,145,550	1.0%
		14,819,550	1.1%

Total Common stocks		1,306,456,697	97.4%

Derivatives - 0.0%	Quantity	Market Value	Percentage of Assets
Rights
Utility Networks
Enersis ADS Rights[1]	88,200	$17,640	0.0%[2]

Halal Income – 0.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Sukuk
1Malaysia Sukuk	3.928% due 06/04/2015	$5,000,000	$5,297,105	0.4%

Total investments	(Cost = $932,921,740)		1,311,771,442	97.8%
Other assets (net of liabilities)			29,674,266	2.2%
Total net assets			$1,341,445,708	100.0%
(1) Non income producing security
(2) Amount is less than 0.01%
ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 95.8%	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Google[1]	85,000	$68,102,000	3.1%

Local Media
John Wiley & Sons	100,000	3,658,000	0.1%

Telecom Carriers
Akamai Technologies[1]	1,000,000	36,960,000	1.7%
America Movil ADS	1,100,000	22,979,000	1.0%
Rogers Communications	40,000	1,899,600	0.1%
		61,838,600	2.8%
		133,598,600	6.0%

Consumer Discretionary
Auto Parts
Gentex	700,000	13,125,000	0.6%

Automotive Wholesale
Genuine Parts	125,000	8,878,750	0.4%

General Merchant Wholesalers
Fastenal	800,000	41,304,000	1.9%

Home Product Stores
Lowe's	900,000	34,335,000	1.5%

Other Specialty Retail
PetSmart	700,000	45,577,000	2.1%
Staples	400,000	5,268,000	0.2%
		50,845,000	2.3%

Passenger Transportation
LATAM Airlines ADS	689,762	16,285,281	0.7%

Specialty Apparel Stores
TJX Companies	900,000	40,473,000	1.8%
Urban Outfitters[1]	500,000	20,260,000	0.9%
		60,733,000	2.7%

Toys & Games
JAKKS Pacific	161,200	1,963,416	0.1%
Mattel	200,000	8,150,000	0.4%
		10,113,416	0.5%
		235,619,447	10.6%

Consumer Staples
Beverages
Monster Beverage[1]	750,000	37,845,000	1.7%
PepsiCo	600,000	45,462,000	2.1%
		83,307,000	3.8%

Food Manufacturing
Danone ADR	410,674	5,679,621	0.2%

Household Products Manufacturing
Church & Dwight	800,000	49,568,000	2.2%
Clorox	475,000	39,904,750	1.8%
Estee Lauder	640,000	41,024,000	1.9%
		130,496,750	5.9%
		219,483,371	9.9%

Energy
Exploration & Production
EnCana	400,000	7,192,000	0.3%

Integrated Oils
Cenovus	600,000	19,386,000	0.9%
Suncor Energy	700,000	21,175,000	1.0%
		40,561,000	1.9%
		47,753,000	2.2%

Health Care
Biotech
Amgen	650,000	59,507,500	2.7%
Celgene[1]	100,000	10,327,000	0.5%
		69,834,500	3.2%

Health Care Facilities
VCA Antech[1]	700,000	15,372,000	0.7%

Health Care Supply Chain
Express Scripts[1]	650,000	37,004,500	1.7%

Large Pharmaceuticals
Eli Lilly	650,000	35,529,000	1.6%
Johnson & Johnson	600,000	45,666,000	2.1%
Novartis ADS	650,000	44,070,000	2.0%
Novo Nordisk ADS	220,000	38,500,000	1.7%
		163,765,000	7.4%

Managed Care
Humana	650,000	44,369,000	2.0%

Medical Equipment
Dentsply International	700,000	28,994,000	1.3%

Orthopedic Devices
Stryker	300,000	19,164,000	0.8%
Zimmer	225,000	16,866,000	0.8%
		36,030,000	1.6%
		395,369,000	17.9%

Industrials
Building Sub-Contractors
EMCOR	700,000	26,999,000	1.2%

Flow Control Equipment
Crane	300,000	16,134,000	0.7%

Industrial Machinery Manufacturing
Regal – Beloit	300,000	23,184,000	1.0%

Measurement Instruments
Agilent Technologies	900,000	37,332,000	1.7%
Trimble Navigation[1]	850,000	50,515,500	2.3%
		87,847,500	4.0%

Metalworking Machinery Manufacturing
Lincoln Electric	500,000	28,025,000	1.3%

Post & Courier Services
United Parcel Service	500,000	41,325,000	1.9%

Rail Freight Transportation
Norfolk Southern	500,000	36,525,000	1.7%
Union Pacific	276,327	37,887,195	1.7%
		74,412,195	3.4%
		297,926,695	13.5%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	36,081,000	1.6%

Base Metals
Anglo American ADR	1,400,000	20,300,000	0.9%

Precious Metal Mining
Barrick Gold	400,000	12,096,000	0.6%
		68,477,000	3.1%

Technology
Application Software
Adobe Systems[1]	1,300,000	51,103,000	2.3%
Intuit	900,000	58,021,200	2.7%
SAP ADS	600,000	46,920,000	2.1%
		156,044,200	7.1%

Communications Equipment
Apple	200,000	88,280,000	4.0%
Cisco Systems	2,000,000	41,710,000	1.9%
F5 Networks[1]	100,000	9,443,000	0.4%
Harris	700,000	33,649,000	1.5%
		173,082,000	7.8%

Computer Hardware
Hewlett – Packard	1,000,000	20,140,000	0.9%

Information Services
Gartner[1]	300,000	14,928,000	0.7%

Infrastructure Software
Oracle	1,500,000	51,360,000	2.3%

IT Services
Convergys	730,000	12,110,700	0.5%
Infosys ADS	700,000	37,751,000	1.7%
International Business Machines	250,000	50,207,500	2.3%
		100,069,200	4.5%

Printing & Imaging
Canon ADS	600,000	21,822,000	1.0%

Semiconductor Capital Equipment
ASML	462,000	32,792,760	1.5%

Semiconductor Devices
Intel	1,700,000	35,496,000	1.6%
Qualcomm	800,000	52,512,000	2.4%
SanDisk[1]	370,000	18,651,700	0.8%
Xilinx	600,000	22,362,000	1.0%
		129,021,700	5.8%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	1,243,297	22,690,170	1.0%
		721,950,030	32.6%

Total investments	(Cost = $1,431,053,791)	2,120,177,143	95.8%
Other assets (net of liabilities)		92,921,087	4.2%
Total net assets		$2,213,098,230	100.0%
(1) Non-income producing security
ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 81.5%	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Internet Media
Baidu.com ADS[2]	3,500	$317,660	China[3]	1.5%

Telecom Carriers
America Movil ADS	13,000	271,570	Mexico	1.3%
Axiata Group	95,000	196,642	Malaysia	0.9%
Millicom International	2,500	196,526	Global[4]	0.9%
MTN Group	16,000	312,630	South Africa	1.5%
Telefonica Brasil ADS	15,000	395,400	Brazil	1.8%
Telekomunikasi Indonesia ADS	15,000	666,900	Indonesia	3.1%
Telenor	10,000	215,722	Norway	1.0%
Turk Telekomunikasyon	60,000	247,431	Turkey	1.2%
		2,502,821		11.7%
		2,820,481		13.2%

Consumer Discretionary
Apparel, Footwear, Accessary Design
VF	3,000	483,780	Global[4]	2.2%

Automobile OEM
Ford Otomotiv Sanayi	40,000	471,674	Turkey	2.2%

E – Commerce
MercadoLibre	7,000	599,270	Brazil[3]	2.8%

General Merchant Wholesalers
Li & Fung	125,000	167,173	China	0.8%

Passenger Transportation
LATAM Airlines ADS	20,000	472,200	Chile	2.2%
		2,194,097		10.2%

Consumer Staples
Food Manufacturing
DANONE ADS	25,000	345,750	France	1.6%
IOI	165,000	261,482	Malaysia	1.2%
M. Dias Branco	13,000	499,141	Brazil	2.3%
Tiger Brands	6,000	202,781	South Africa	1.0%
		1,309,154		6.1%

Household Products Manufacturing
Colgate-Palmolive	3,200	366,176	Global[4]	1.7%
Unilever ADS	7,500	298,875	United Kingdom	1.4%

		665,051		3.1%

Pharmacies & Drug Stores
Clicks Group	60,000	395,364	South Africa	1.8%
		2,369,569		11.0%

Energy
Exploration & Production
CNOOC ADS	1,500	292,440	China	1.4%
Pacific Rubiales	8,000	195,878	Colombia[3]	0.9%
		488,318		2.3%

Integrated Oils
China Petroleum & Chemical ADS	800	90,848	China	0.4%
Petroleo Brasileiro ADS	8,000	117,360	Brazil	0.6%
Sasol ADS	6,500	277,875	South Africa	1.3%
		486,083		2.3%
		974,401		4.6%

Health Care
Cardiovascular Devices
Mindray Medical International ADS	10,000	376,100	China[3]	1.8%

Generic Pharmaceuticals
Aspen Pharmacare[2]	25,000	454,070	South Africa	2.1%
Dr. Reddy's Laboratories ADS	13,000	423,800	India	2.0%
Richter Gedeon	1,000	152,671	Hungary	0.7%
		1,030,541		4.8%

Health Care Facilities
Bangkok Dusit Medical Services	125,000	624,998	Thailand	2.9%
KPJ Healthcare	220,000	414,856	Malaysia	1.9%
		1,039,854		4.8%

Specialty Pharmaceuticals
Genomma Lab Internacional[2]	100,000	241,685	Mexico	1.1%
Kalbe Farma	3,500,000	466,463	Indonesia	2.2%
Mead Johnson Nutrition	6,000	449,460	Global[4]	2.1%
		1,157,608		5.4%
		3,604,103		16.8%

Industrials
Infrastructure Construction
Companhia de Concessoes Rodoviarias	32,000	320,905	Brazil	1.5%
Jasa Marga (Persero)	500,000	286,612	Indonesia	1.3%
		607,517		2.8%

Materials
Agricultural Chemicals
Quimica y Minera de Chile ADS	6,000	332,520	Chile	1.6%

Base Metals
Anglo American ADR	25,000	362,500	South Africa[3]	1.7%
Freeport-McMoRan Copper & Gold	9,000	287,280	Indonesia[3]	1.3%
Southern Copper	11,000	415,690	Peru[3]	1.9%
		1,065,470		4.9%

Cement & Aggregates
PT Semen Gresik	200,000	358,818	Indonesia	1.7%

Precious Metal Mining
Alamos Gold	22,500	315,272	Mexico[3]	1.5%
Gold Fields ADS	25,000	207,250	South Africa	1.0%
Impala Platinum ADR	16,000	244,160	South Africa	1.1%
Sibanye Gold ADS[2]	6,250	35,375	South Africa	0.2%
		802,057		3.8%

Raw Material Suppliers
Vale ADS	12,500	237,375	Brazil	1.1%

Steel Producers
Tenaris ADS	8,000	288,680	Argentina[3]	1.3%
		3,084,920		14.4%

Technology
Application Software
AutoNavi Holdings ADS[2]	20,000	203,000	China	1.0%

Computer Storage
Western Digital	7,000	330,120	Thailand	1.5%

IT Services
Infosys ADS	8,000	431,440	India	2.0%
		964,560		4.5%

Utilities
Power Generation
Aboitiz Power	350,000	331,232	Philippines	1.5%
Companhia Paranaense de Energia – Copel ADS	5,000	74,600	Brazil	0.4%

		405,832		1.9%

Utility Networks
Enersis ADS	10,000	185,900	Chile	0.8%
Hong Kong & China Gas ADS	100,000	277,000	China	1.3%
		462,900		2.1%

		868,732		4.0%

Total Common Stocks		17,488,380		81.5%

Derivatives - 0.0%	Quantity	Market Value	Country	Percentage of Assets
Rights
Utility Networks
Enersis ADS Rights[2]	5,040	1,008	Chile	0.0%[5]

Total investments	(Cost = $16,149,895)	17,489,388		81.5%
Other assets (net of liabilities)		3,961,458		18.5%
Total assets		$21,450,846		100.0%
(1) Country of domicile unless otherwise indicated
(2) Non-Income producing security
(3) Denotes a country or region of primary exposure
(4) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries
(5) Amount is less than 0.01%
ADR: American Depositary Receipt
ADS: American Depositary Share

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases inwhich there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Income Fund

Common Stocks	$1,306,456,697	$1,306,456,697	$ –	$ –
Derivatives	$17,640	$17,640	$ –	$ –
Halal Income	$5,297,105	$ –	$5,297,105	$ –
Total Assets	$1,311,711,442	$1,306,474,337	$5,297,105	$ –

Growth Fund

Common Stocks	$2,120,177,143	$2,120,177,143	$ –	$ –
Total Assets	$2,120,177,143	$2,120,177,143	$ –	$ –

Developing World Fund

Common Stocks	$17,488,380	$10,158,354	$7,330,026	$ –
Derivatives	$1,008	$1,008	$ –	$ –
Total Assets	$17,489,388	$10,159,362	$7,330,026	$ –

(1) During the period ended February 28, 2013, no Fund had transfers between Level 1 and Level 2.

Federal Income Taxes: The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$932,921,740	$1,431,053,791	$16,149,895
Gross unrealized appreciation	399,016,259	757,534,829	2,573,071
Gross unrealized depreciation	20,166,557	68,411,477	1,233,578
Net unrealized appreciation	$378,849,702	$689,123,352	$1,339,493

Other:
For more information please see the Funds' most recent prospectus, summary prospectus, and annual report on the Funds' website at www.amanafunds.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust Fund, you should carefully consider the Fund's investment objectives, risks, and management fees and other expenses. To obtain a Fund's prospectus and summary prospectus, which contain this and other important information, visit www.amanafunds.com or call 888-732-6262. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervisoin of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registant's disclosure controls and procedures were effective.

(b) The registant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 26, 2013

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 26, 2013